Derivative Instruments and Hedging Activities - Fair Value of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Designated as hedging instrument [member] | Term loan interest rate swaps [member]
Derivatives, Fair Value [Line Items]
Derivative fair value, asset		$ 10	$ 0
Derivative fair value, liability	5
Not designated as hedging instrument [member] | Interest rate caps [member]
Derivatives, Fair Value [Line Items]
Derivative fair value, asset	$ 0	$ 0	$ 0